Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Total revenue	$ 1,362	$ 1,926
Cost of products sold and services:
Total cost of products sold and services	721	1,781
Other operating expenses:
General and administrative	19,447	18,807
Selling and marketing	384	396
Research and development	818	849
Total operating expense	20,649	20,052
Operating loss	(20,008)	(19,907)
Other gain (loss), net	0	161
Interest income	2	79
Interest expense	(1,159)	(581)
Loss before income taxes	(21,165)	(20,248)
Income tax expense	0	(2)
Net loss and comprehensive loss from continued operations	(21,165)	(20,250)
Loss from discontinued operations	(26,451)	(23,565)
Net loss	$ (47,616)	$ (43,815)
Loss from continued operations - basic (in USD per share)	$ (0.32)	$ (0.62)
Loss from continued operations - diluted (in USD per share)	(0.32)	(0.62)
Loss from discontinued operations (in USD per share)	(0.40)	(0.72)
Loss from discontinued operations (in USD per share)	$ (0.40)	$ (0.72)
Weighted average shares outstanding - basic (in shares)	65,776,384	32,656,325
Weighted average shares outstanding - diluted (in shares)	65,776,384	32,656,325
Hardware and subscription revenue
Revenue:
Total revenue	$ 721	$ 916
Service revenue
Revenue:
Total revenue	641	1,010
Cost of products sold and services:
Total cost of products sold and services	265	505
Hardware
Cost of products sold and services:
Total cost of products sold and services	$ 456	$ 1,276